Other Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Components of Other Intangible Assets

The components of other intangible assets were as follows (in millions):

	Amortizable Life	Weighted Average Remaining Life	September 30, 2014					December 31, 2013
			Gross	Impairment	Accumulated Amortization	Effect of Foreign Currency	Net	Net
Acquired intangibles assets
Customer relationships	10 - 15 years	10 years	$283.6	$—	$(80.7)	$(0.8)	$202.1	$219.1
Trademarks	5 years	1 years	0.6	—	(0.4)	—	0.2	0.2
Trademarks	Indefinite	Indefinite	149.0	(38.0)	—	—	111.0	149.0
Integrated software system	5 years	1 years	11.0	—	(7.6)	—	3.4	5.1

			$444.2	$(38.0)	$(88.7)	$(0.8)	$316.7	$373.4

Estimated Amortization Expense Related to Acquired Intangible Assets and Integrated Software System

The estimated amortization expense related to acquired intangible assets and the integrated software system for each of the succeeding five years is as follows (in millions):

	Acquired Intangible Assets	Integrated Software System
Remainder of 2014	$5.5	$0.5
2015	22.2	2.2
2016	22.2	0.7
2017	22.1	—
2018	22.1	—